Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Goodwill

21. GOODWILL

As at December 31, 2020 and 2019, the carrying amount of goodwill associated with the Company’s Primrose (Foster Creek) CGU and Christina Lake CGU was $1,171 million and $1,101 million, respectively.

For the purposes of impairment testing, goodwill is allocated to the CGU to which it relates. The assumptions used to test Cenovus’s goodwill for impairment as at December 31, 2020 are consistent to those disclosed in Note 10. There was no impairment of goodwill as at December 31, 2020.